UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Brent R. Harris

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-800-927-4648

Date of fiscal year end: March 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

PIMCO Funds (the “Registrant”) is an open-end management investment company consisting of 81 separate operational portfolios (“Funds”) for the period ending June 30, 2010. The following provides the proxy voting record for certain Funds. Such Funds held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2010 with respect to which the Registrant was entitled to vote on behalf of the Funds. The remaining Funds did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2010 with respect to which the Registrant was entitled to vote on behalf of the Funds.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Security Issuer Name	Exchange Ticker Symbol	Cusip or ISIN	Security Holder Meeting Date	Matter Voted On	Proposed by Issuer or Share Holder	Vote Cast (Y/N)?	Vote Cast “For”, Against” or “Abstain”	Vote Cast “For” or “Against” Management

PIMCO Global Multi-Asset Fund	iSHARES MSCI EAFE INDEX FUND	EFA	464287465	11/4/2009	To approve a new investment advisory agreement between iShares Trust, on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2020 Fund	iSHARES MSCI EMERGING MARKETS INDEX FD	EEM	464287234	11/4/2009	To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2020 Fund	iSHARES MSCI EMERGING MARKETS INDEX FD	EEM	464287234	11/4/2009	To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2020 Fund	iSHARES MSCI EMERGING MARKETS INDEX FD	EEM	464287234	11/4/2009	To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris, President and Chairman of the Board, Principal Executive Officer

Date: August 18, 2010